Statements of Stockholders' Equity (Deficit) - USD ($)	Total	Preferred Stock [Member]	Series A Preferred Stock [Member]	Series B Preferred Stock [Member]	Series B Preferred Stock Subscribed [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2013	$ 5,924,767	$ 0				$ 197	$ 121,453,002	$ (115,528,432)
Balance (in shares) at Dec. 31, 2013		0				1,967,190
Common stock issued in connection with January 2014 private placement	3,557,403	$ 0				$ 29	3,557,374	0
Common stock issued in connection with January 2014 private placement (in shares)		0				295,912
Fair value of warrants issued in connections with January 2014 private placement including placement warrants	1,678,596	$ 0				$ 0	1,678,596	0
Common stock issued for placement fees in connection with January 2014 conversion of convertible debt	686,250	$ 0				$ 2	686,248	0
Common stock issued for placement fees in connection with January 2014 conversion of convertible debt (in shares)		0				22,500
Fair value of inducement expense in connection with debenture conversion	6,661,275	$ 0				$ 0	6,661,275	0
Reclassification of conversion liability in connection with January 2014 conversion of convertible debt	4,882,815	0				0	4,882,815	0
Preferred stock issued in connection with May 2014 private placement, net	6,794,000	$ 6,794,000				$ 0	0	0
Preferred stock issued in connection with May 2014 private placement, net (in shares)		7,500				0
Fair value of warrant and beneficial conversion feature in connection with May 2014 private placement	0	$ 0				$ 0	3,519,370	(3,519,370)
Common stock issued for interest in connection with convertible debt outstanding	1,188,439	$ 0				$ 14	1,188,425	0
Common stock issued for interest in connection with convertible debt outstanding (in shares)		0				139,613
Common shares issued for restricted stock vested	0	$ 0				$ 3	(3)	0
Common shares issued for restricted stock vested (in shares)		0				32,790
Common stock issued for officer and board compensation	0
Stock based compensation for issuance of stock options	1,242,256	$ 0				$ 0	1,242,256	0
Stock based compensation for issuance of restricted stock	514,804	0				0	514,804	0
Common stock issued for professional services	305,049	$ 0				$ 1	305,048	0
Common stock issued for professional services (in shares)		0				9,000
Adjustment for restricted stock not vested	0	$ 0				$ (21)	21	0
Adjustment for restricted stock not vested (in shares)		0				(204,854)
Dividend Preferred stockholders	(341,848)	$ 0				$ 0	0	(341,848)
Common stock issued for convertible debentures and accrued interest	8,733,438	$ 0				$ 44	8,733,394	0
Common stock issued for convertible debentures and accrued interest (in shares)		0				436,673
Warrants issued for Series B Preferred Stock offering fees	677,590	$ 0				$ 0	677,590	0
Net loss	(28,438,671)	0				0	0	(28,438,671)
Balance at Dec. 31, 2014	14,066,163	$ 6,794,000				$ 269	155,100,215	(147,828,321)
Balance (in shares) at Dec. 31, 2014		7,500				2,698,824
Common stock issued for placement fees in connection with January 2014 conversion of convertible debt	0
Fair value of inducement expense in connection with debenture conversion	$ 0
Common shares issued for restricted stock vested (in shares)	130,834
Common stock issued for officer and board compensation	$ 215,002	$ 0				$ 8	214,994	0
Common stock issued for officer and board compensation (in shares)		0				79,502
Stock based compensation for issuance of stock options	2,191,274	$ 0				$ 0	2,191,274	0
Stock based compensation for issuance of restricted stock	468,863	0				0	468,863	0
Common stock issued for professional services	150,000	$ 0				$ 1	149,999	0
Common stock issued for professional services (in shares)		0				7,500
Dividend Preferred stockholders	(120,000)	$ 0				$ 0	0	(120,000)
Fair value of warrants issued for bridge term loan	476,261	0				0	476,261	0
Fair value of warrants issued for bridge term loan - related parties	745,450	0				0	745,450	0
Warrants issued for Series B Preferred Stock offering fees	424,636	0				0	424,636	0
Deemed dividend Series A Convertible Preferred stock	(600,000)	0				0	0	(600,000)
Net loss	(32,361,337)	0				0	0	(32,361,337)
Balance at Dec. 31, 2015	(14,343,688)	$ 6,794,000	$ 6,794,000	$ 0		$ 278	159,771,692	(180,909,658)
Balance (in shares) at Dec. 31, 2015		7,500	7,500	0		2,786,276
Fair value of inducement expense in connection with debenture conversion	5,126,903
Common stock issued for officer and board compensation	205,000		$ 0	$ 0		$ 13	204,987	0
Common stock issued for officer and board compensation (in shares)			0	0		130,834
Stock based compensation for issuance of stock options	1,731,383		$ 0	$ 0		$ 0	1,731,383	0
Stock based compensation for issuance of restricted stock	9,900		0	0		0	9,900	0
Dividend Preferred stockholders	(60,000)		0	0		0	0	(60,000)
Cashless warrant exercise	0		$ 0	$ 0		$ 25	(25)	0
Cashless warrant exercise (in shares)			0	0		250,520
Warrants exercised for cash	143,205		$ 0	$ 0		$ 13	143,192	0
Warrants exercised for cash (in shares)			0	0		130,187
Fair value of warrants issued for bridge term loan	1,478,790		$ 0	$ 0		$ 0	1,478,790	0
Common stock issued for convertible debentures and accrued interest	8,723,914		$ 0	$ 0		$ 137	8,723,777	0
Common stock issued for convertible debentures and accrued interest (in shares)			0	0		1,369,293
Common stock issued to Brushy Shareholders in connection with the merger	6,942,143		$ 0	$ 0		$ 578	6,941,565	0
Common stock issued to Brushy Shareholders in connection with the merger (in shares)			0	0		5,785,121
Warrants issued to SOS in connection with the Merger	169,609		$ 0	$ 0		$ 0	169,609	0
Common stock issued for Series A Preferred Stock and accrued dividends	886,813		$ (6,794,000)	$ 0		$ 150	8,220,663	(540,000)
Common stock issued for Series A Preferred Stock and accrued dividends (in shares)			(7,500)	0		1,500,000
Common stock issued for convertible notes and accrued interest	7,601,707		$ 0	$ 0		$ 364	7,601,343	0
Common stock issued for convertible notes and accrued interest (in shares)			0	0		3,636,363
Series B Preferred Stock issued for cash	18,194,501		$ 0	$ 18,194,501		$ 0	0	0
Series B Preferred Stock issued for cash (in shares)			0	17,900		0
Series B Preferred Stock subscription receivable	(2,100,000)		$ 0	$ 0	$ (2,100,000)	$ 0	0	0
Series B Preferred Stock subscription receivable (in shares)			0	0	2,100	0
Warrants issued for Series B Preferred Stock offering fees	0		$ 0	$ (1,590,288)		$ 0	1,590,288	0
Warrants re-priced to induce conversion	1,445,905		0	0		0	1,445,905	0
Warrants re-priced to induce cash warrant exercise	277,360		0	0		0	277,360	0
Dividend Series A Convertible Preferred stock	(286,813)		0	0		0	0	(286,813)
Deemed dividend Series B Convertible Preferred stock	(26,667)		0	0		0	7,879,576	(7,906,243)
Net loss	(14,477,634)		0	0		0	0	(14,477,634)
Balance at Jun. 30, 2016	$ 16,515,428		$ 0	$ 16,604,213	$ (2,100,000)	$ 1,558	$ 206,190,005	$ (204,180,348)
Balance (in shares) at Jun. 30, 2016			0	17,900	2,100	15,588,594